Trade and other receivables	12 Months Ended
Dec. 31, 2019
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Trade and other receivables
20.	Trade and other receivables
NON-CURRENT
TRADE AND OTHER RECEIVABLES

Million US dollar	2019	2018
Cash deposits for guarantees	219	197
Loans to customers	58	45
Deferred collection on disposals	—	53
Tax receivable, other than income tax	166	139
Trade and other receivables	363	335
	807	769
For the nature of cash deposits for guarantees see Note 31
Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
.
CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2019	2018
Trade receivables and accrued income	4 046	4 412
Interest receivable	21	19
Tax receivable, other than income tax	821	378
Loans to customers	119	143
Prepaid expenses	563	329
Other receivables	616	1 094
	6 187	6 375
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant
.
The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 2019 and 2018 respectively:

	Net carrying amount as of 31 December 2019	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 046	3 690	261	44	44	7
Loans to customers	177	172	1	2	2	—
Interest receivable	21	21	—	—	—	—
Other receivables	616	582	9	16	5	4
	4 860	4 465	271	62	51	11

	Net carrying amount as of 31 December 2018	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 412	4 092	239	52	20	9
Loans to customers	188	176	4	5	3	—
Interest receivable	19	19	—	—	—	—
Other receivables	1 094	1 051	13	26	4	—
	5 713	5 338	256	83	27	9
The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current
loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities or AB InBev has sufficient collateral. Impairment losses on trade and other receivables recognized in 2019 amount to 51m US dollar (2018: 43m US dollar; 2017: 58m US dollar).
AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 29
Risks arising from financial instruments
.